Other commitments	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of commitments [text block]

35.    Other commitments

35.1.  Capital commitments

There are no commitments related to capital expenditures at the closing date.

35.2.  Lease expenses

The lease expense recognized in the income statement related to low-value leases and short-term leases amounts to:

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Expense	75	89	115
Total	75	89	115

35.3.  Other commitments

The Company has granted in October 2020 an amount of €0.5 million towards an institute under the Company’s Sponsored Grant Program. The institute will have to perform over a total period of two years certain clinical and research activities and training and education activities. The future payment commitments amount to €150,000 at December 31, 2021 which will be paid quarterly in instalments over the remaining period if the institute performs its activities. During the period ended December 31, 2021, the Company recognized €250,000 in Therapy Development expenses.